Note 15. Employee Related Liabilities (Projected Benefit Obligation And Future Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	$ 19.5
2016	15.9
2017	13.7
2018	13.3
2019	12.3
2020-2024	59.9
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation, end of year	211.3	37.6
Accumulated benefit obligation, end of year	200.0	25.4
Fair value of plan assets, end of year	173.1	3.3
Health Care and Other Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	1.1
2016	1.1
2017	1.1
2018	1.1
2019	1.1
2020-2024	$ 5.3